Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and short-term securities	$ 20,300	$ 16,215
Debt securities	198,122	185,594
Public equities	22,851	19,179
Mortgages	49,376	48,363
Private placements	37,979	35,754
Policy loans	6,471	6,446
Loans to bank clients	1,740	1,793
Real estate	12,928	12,777
Other invested assets	28,760	27,543
Total invested assets (note 3)	378,527	353,664
Other assets
Accrued investment income	2,416	2,427
Outstanding premiums	1,385	1,369
Derivatives (note 4)	19,449	13,703
Reinsurance assets (notes 6 and 7)	41,446	43,053
Deferred tax assets (note 16)	4,574	4,318
Goodwill and intangible assets (note 5)	9,975	10,097
Miscellaneous	8,250	8,431
Total other assets	87,495	83,398
Segregated funds net assets (note 22)	343,108	313,209
Total assets	809,130	750,271
Liabilities
Insurance contract liabilities (note 6)	351,161	328,654
Investment contract liabilities (note 7)	3,104	3,265
Deposits from bank clients	21,488	19,684
Derivatives (note 4)	10,284	7,803
Deferred tax liabilities (note 16)	1,972	1,814
Other liabilities	16,244	15,190
Financial liabilities	404,253	376,410
Long-term debt (note 9)	4,543	4,769
Capital instruments (note 10)	7,120	8,732
Segregated funds net liabilities (note 22)	343,108	313,209
Total liabilities	759,024	703,120
Equity
Contributed surplus	254	265
Shareholders' retained earnings	15,488	12,704
Shareholders' accumulated other comprehensive income (loss):
Pension and other post-employment plans	(350)	(426)
Available-for-sale securities	1,511	(265)
Cash flow hedges	(143)	(127)
Real estate revaluation surplus	31	20
Translation of foreign operations	5,398	7,010
Total shareholders' equity	49,138	45,964
Participating policyholders' equity	(243)	94
Non-controlling interests	1,211	1,093
Total equity	50,106	47,151
Total liabilities and equity	809,130	750,271
Preferred shares [Member]
Equity
Issued shares (note 11)	3,822	3,822
Shareholders' accumulated other comprehensive income (loss):
Total equity	3,822	3,822
Common shares [Member]
Equity
Issued shares (note 11)	23,127	22,961
Shareholders' accumulated other comprehensive income (loss):
Total equity	$ 23,127	$ 22,961